13. Investments (Details 1) - SCP Trip [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
DisclosureOfInvestmentsLineItems [Line Items]
Balances as beginning	R$ 1,333
Equity pick up method	387
Dividends and interest on shareholders' equity	(543)
Balances as ending	R$ 1,177